PORTFOLIO OF INVESTMENTS – as of April 30, 2019 (Unaudited)

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks – 34.9% of Net Assets
	Aerospace & Defense – 0.2%
15	Axon Enterprise, Inc.(a)	$952
23	Moog, Inc., Class A	2,154
6	Raytheon Co.	1,066
11	Teledyne Technologies, Inc.(a)	2,734
32	United Technologies Corp.	4,563

		11,469

	Air Freight & Logistics – 0.6%
236	Expeditors International of Washington, Inc.	18,743
29	FedEx Corp.	5,494
35	United Parcel Service, Inc., Class B	3,718

		27,955

	Airlines – 0.1%
210	American Airlines Group, Inc.	7,178

	Auto Components – 0.2%
113	American Axle & Manufacturing Holdings, Inc.(a)	1,667
56	Aptiv PLC	4,799
93	Delphi Technologies PLC	2,058
24	Visteon Corp.(a)	1,584

		10,108

	Automobiles – 0.4%
720	Fiat Chrysler Automobiles NV	11,095
245	General Motors Co.	9,543

		20,638

	Banks – 2.3%
59	Ameris Bancorp	2,151
106	BancorpSouth Bank	3,231
485	Bank of America Corp.	14,831
99	BB&T Corp.	5,069
258	Citigroup, Inc.	18,241
118	Citizens Financial Group, Inc.	4,272
81	Columbia Banking System, Inc.	3,041
8	Comerica, Inc.	629
205	CVB Financial Corp.	4,448
186	Fulton Financial Corp.	3,208
88	Huntington Bancshares, Inc.	1,225
94	International Bancshares Corp.	3,898
179	KeyCorp	3,141
18	M&T Bank Corp.	3,061
319	People’s United Financial, Inc.	5,516
60	PNC Financial Services Group, Inc. (The)	8,216
113	Regions Financial Corp.	1,755
146	Trustmark Corp.	5,250
200	Wells Fargo & Co.	9,682
50	Westamerica Bancorporation	3,211

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
39	Wintrust Financial Corp.	$2,972
43	Zions Bancorp N.A.	2,121

		109,169

	Beverages – 1.0%
33	Brown-Forman Corp., Class B	1,759
291	Coca-Cola Co. (The)	14,276
34	Constellation Brands, Inc., Class A	7,197
360	Monster Beverage Corp.(a)	21,456
36	PepsiCo, Inc.	4,610

		49,298

	Biotechnology – 1.0%
17	AbbVie, Inc.	1,349
52	Amgen, Inc.	9,325
4	Biogen, Inc.(a)	917
94	BioMarin Pharmaceutical, Inc.(a)	8,040
17	Celgene Corp.(a)	1,609
42	Gilead Sciences, Inc.	2,732
14	Ligand Pharmaceuticals, Inc.(a)	1,762
65	Regeneron Pharmaceuticals, Inc.(a)	22,304
26	Repligen Corp.(a)	1,752
2	Vertex Pharmaceuticals, Inc.(a)	338

		50,128

	Building Products – 0.2%
171	Johnson Controls International PLC	6,412
15	Lennox International, Inc.	4,072

		10,484

	Capital Markets – 2.4%
3	Affiliated Managers Group, Inc.	333
8	Ameriprise Financial, Inc.	1,174
277	Bank of New York Mellon Corp. (The)	13,756
9	BlackRock, Inc.	4,367
257	Charles Schwab Corp. (The)	11,765
15	CME Group, Inc.	2,684
48	FactSet Research Systems, Inc.	13,242
62	Franklin Resources, Inc.	2,145
28	Goldman Sachs Group, Inc. (The)	5,766
8	Intercontinental Exchange, Inc.	651
53	Invesco Ltd.	1,164
75	Janus Henderson Group PLC	1,880
85	Legg Mason, Inc.	2,843
42	Moody’s Corp.	8,258
53	MSCI, Inc.	11,945
37	Northern Trust Corp.	3,646
26	S&P Global, Inc.	5,737
202	SEI Investments Co.	10,999
197	State Street Corp.	13,329

		115,684

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – 0.4%
20	Ecolab, Inc.	$3,681
41	HB Fuller Co.	2,008
29	Innospec, Inc.	2,460
4	International Flavors & Fragrances, Inc.	551
37	Linde PLC	6,670
35	Minerals Technologies, Inc.	2,197
20	Stepan Co.	1,851

		19,418

	Commercial Services & Supplies – 0.2%
43	Healthcare Services Group, Inc.	1,456
21	MSA Safety, Inc.	2,308
30	Tetra Tech, Inc.	1,942
16	Waste Management, Inc.	1,717

		7,423

	Communications Equipment – 0.5%
50	Ciena Corp.(a)	1,918
325	Cisco Systems, Inc.	18,184
26	InterDigital, Inc.	1,700
28	Lumentum Holdings, Inc.(a)	1,735
6	Motorola Solutions, Inc.	869

		24,406

	Construction & Engineering – 0.1%
95	AECOM(a)	3,221
33	Fluor Corp.	1,311

		4,532

	Consumer Finance – 0.5%
78	American Express Co.	9,144
140	Capital One Financial Corp.	12,996
39	Navient Corp.	527

		22,667

	Containers & Packaging – 0.1%
49	Ball Corp.	2,937
10	Crown Holdings, Inc.(a)	581
35	International Paper Co.	1,639
83	Owens-Illinois, Inc.	1,640

		6,797

	Distributors – 0.1%
28	Genuine Parts Co.	2,871
14	POOL CORP.	2,572

		5,443

	Diversified Consumer Services – 0.1%
62	Service Corp. International	2,580

	Diversified Telecommunication Services – 0.1%
52	AT&T, Inc.	1,610

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – continued
108	CenturyLink, Inc.	$1,233
33	Verizon Communications, Inc.	1,887

		4,730

	Electric Utilities – 0.3%
90	American Electric Power Co., Inc.	7,699
12	Edison International	765
15	Eversource Energy	1,075
28	IDACORP, Inc.	2,773

		12,312

	Electrical Equipment – 0.1%
11	Acuity Brands, Inc.	1,610
30	Eaton Corp. PLC	2,485
19	Hubbell, Inc.	2,424

		6,519

	Electronic Equipment, Instruments & Components – 0.7%
53	Avnet, Inc.	2,576
26	Belden, Inc.	1,444
54	Cognex Corp.	2,723
12	Coherent, Inc.(a)	1,776
11	Littelfuse, Inc.	2,212
10	Rogers Corp.(a)	1,675
125	TE Connectivity Ltd.	11,956
64	Trimble, Inc.(a)	2,613
95	Vishay Intertechnology, Inc.	1,882
13	Zebra Technologies Corp., Class A(a)	2,745

		31,602

	Energy Equipment & Services – 0.6%
38	Apergy Corp.(a)	1,508
32	Baker Hughes, a GE Co.	769
71	C&J Energy Services, Inc.(a)	998
20	Core Laboratories NV	1,268
150	Halliburton Co.	4,249
215	National Oilwell Varco, Inc.	5,620
65	Oceaneering International, Inc.(a)	1,248
57	Oil States International, Inc.(a)	1,101
264	Schlumberger Ltd.	11,268
41	TechnipFMC PLC	1,008
83	U.S. Silica Holdings, Inc.	1,313

		30,350

	Entertainment – 0.7%
45	Cinemark Holdings, Inc.	1,892
10	Electronic Arts, Inc.(a)	947
44	Netflix, Inc.(a)	16,304
91	Walt Disney Co. (The)	12,464

		31,607

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – 0.1%
64	Kroger Co. (The)	$1,650
10	Sysco Corp.	704
14	Walgreens Boots Alliance, Inc.	750

		3,104

	Food Products – 0.4%
50	Campbell Soup Co.	1,935
600	Danone S.A., Sponsored ADR	9,732
17	General Mills, Inc.	875
64	Hain Celestial Group, Inc. (The)(a)	1,396
2	Hershey Co. (The)	250
19	Ingredion, Inc.	1,800
10	J.M. Smucker Co. (The)	1,226
12	Kellogg Co.	724
54	Kraft Heinz Co. (The)	1,795
7	Mondelez International, Inc., Class A	356

		20,089

	Gas Utilities – 0.2%
56	New Jersey Resources Corp.	2,805
32	ONE Gas, Inc.	2,833
62	South Jersey Industries, Inc.	1,991

		7,629

	Health Care Equipment & Supplies – 0.6%
13	Alcon, Inc.(a)	757
4	Align Technology, Inc.(a)	1,299
45	Baxter International, Inc.	3,433
1	Becton Dickinson and Co.	241
9	Boston Scientific Corp.(a)	334
20	DENTSPLY SIRONA, Inc.	1,022
1	Edwards Lifesciences Corp.(a)	176
29	Globus Medical, Inc.(a)	1,308
18	Haemonetics Corp.(a)	1,571
1	Intuitive Surgical, Inc.(a)	511
118	Meridian Bioscience, Inc.	1,358
26	Merit Medical Systems, Inc.(a)	1,461
31	STERIS PLC	4,060
1	Stryker Corp.	189
60	Varian Medical Systems, Inc.(a)	8,170
20	West Pharmaceutical Services, Inc.	2,476

		28,366

	Health Care Providers & Services – 0.8%
36	Acadia Healthcare Co., Inc.(a)	1,153
12	Amedisys, Inc.(a)	1,534
3	Anthem, Inc.	789
21	BioTelemetry, Inc.(a)	1,142
64	Centene Corp.(a)	3,300
7	Chemed Corp.	2,287
5	Cigna Corp.	794

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
175	CVS Health Corp.	$9,517
26	Encompass Health Corp.	1,676
45	HCA Healthcare, Inc.	5,725
10	Henry Schein, Inc.(a)	641
2	Humana, Inc.	511
10	Laboratory Corp. of America Holdings(a)	1,599
37	MEDNAX, Inc.(a)	1,035
58	Patterson Cos., Inc.	1,267
17	Quest Diagnostics, Inc.	1,638
12	UnitedHealth Group, Inc.	2,797

		37,405

	Health Care Technology – 0.3%
125	Allscripts Healthcare Solutions, Inc.(a)	1,234
168	Cerner Corp.(a)	11,163
24	Medidata Solutions, Inc.(a)	2,168

		14,565

	Hotels, Restaurants & Leisure – 1.3%
28	Dunkin’ Brands Group, Inc.	2,090
70	Hilton Worldwide Holdings, Inc.	6,089
17	Jack in the Box, Inc.	1,311
18	Marriott Vacations Worldwide Corp.	1,901
3	McDonald’s Corp.	593
277	MGM Resorts International	7,377
27	Six Flags Entertainment Corp.	1,433
210	Starbucks Corp.	16,313
106	Wendy’s Co. (The)	1,973
349	Yum China Holdings, Inc.	16,591
70	Yum! Brands, Inc.	7,307

		62,978

	Household Durables – 0.2%
9	iRobot Corp.(a)	932
85	KB Home	2,202
64	Meritage Homes Corp.(a)	3,274
47	Tupperware Brands Corp.	1,119
3	Whirlpool Corp.	416

		7,943

	Household Products – 0.6%
133	Colgate-Palmolive Co.	9,681
163	Procter & Gamble Co. (The)	17,356

		27,037

	Independent Power & Renewable Electricity Producers – 0.1%
58	AES Corp. (The)	993
52	Ormat Technologies, Inc.	3,035
124	Pattern Energy Group, Inc.	2,867

		6,895

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – 0.3%
1,285	General Electric Co.	$13,068

	Insurance – 0.8%
9	Aflac, Inc.	453
30	Allstate Corp. (The)	2,972
270	American International Group, Inc.	12,844
7	Brighthouse Financial, Inc.(a)	293
49	Chubb Ltd.	7,115
49	First American Financial Corp.	2,796
16	Hartford Financial Services Group, Inc. (The)	837
10	Lincoln National Corp.	667
20	Marsh & McLennan Cos., Inc.	1,886
16	MetLife, Inc.	738
52	Prudential Financial, Inc.	5,497
22	Travelers Cos., Inc. (The)	3,162

		39,260

	Interactive Media & Services – 1.7%
11	Alphabet, Inc., Class A(a)	13,189
24	Alphabet, Inc., Class C(a)	28,523
212	Facebook, Inc., Class A(a)	41,001
8	TripAdvisor, Inc.(a)	426

		83,139

	Internet & Direct Marketing Retail – 1.7%
146	Alibaba Group Holding Ltd., Sponsored ADR(a)	27,093
19	Amazon.com, Inc.(a)	36,604
6	Booking Holdings, Inc.(a)	11,130
183	eBay, Inc.	7,091

		81,918

	IT Services – 1.9%
20	Accenture PLC, Class A	3,653
74	Automatic Data Processing, Inc.	12,165
8	Cognizant Technology Solutions Corp., Class A	584
100	DXC Technology Co.	6,574
46	Gartner, Inc.(a)	7,313
9	International Business Machines Corp.	1,263
38	Leidos Holdings, Inc.	2,792
51	MasterCard, Inc., Class A	12,966
12	PayPal Holdings, Inc.(a)	1,353
145	Sabre Corp.	3,010
217	Visa, Inc., Class A	35,681
46	Western Union Co. (The)	894
15	WEX, Inc.(a)	3,155

		91,403

	Leisure Products – 0.0%
76	Callaway Golf Co.	1,335

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 0.1%
1	Illumina, Inc.(a)	$312
8	IQVIA Holdings, Inc.(a)	1,111
6	Thermo Fisher Scientific, Inc.	1,665

		3,088

	Machinery – 1.5%
35	AGCO Corp.	2,477
83	Caterpillar, Inc.	11,572
48	Cummins, Inc.	7,982
88	Deere & Co.	14,575
41	Flowserve Corp.	2,010
26	IDEX Corp.	4,073
47	ITT, Inc.	2,846
60	Kennametal, Inc.	2,442
37	Oshkosh Corp.	3,056
74	Parker Hannifin Corp.	13,400
10	Proto Labs, Inc.(a)	1,098
47	Terex Corp.	1,567
41	Toro Co. (The)	2,999
6	Xylem, Inc.	500

		70,597

	Media – 0.7%
2	Cable One, Inc.	2,121
8	CBS Corp., Class B	410
31	Charter Communications, Inc., Class A(a)	11,507
290	Comcast Corp., Class A	12,624
35	Discovery, Inc., Series C(a)	1,007
51	New York Times Co. (The), Class A	1,691
405	News Corp., Class A	5,030
14	Omnicom Group, Inc.	1,120

		35,510

	Metals & Mining – 0.2%
100	Commercial Metals Co.	1,729
97	Newmont Goldcorp Corp.	3,013
17	Nucor Corp.	970
36	Reliance Steel & Aluminum Co.	3,311
23	Royal Gold, Inc.	2,002

		11,025

	Multi-Utilities – 0.2%
52	Consolidated Edison, Inc.	4,480
9	DTE Energy Co.	1,132
13	Sempra Energy	1,663

		7,275

	Multiline Retail – 0.0%
12	Macy’s, Inc.	282

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 0.8%
160	Anadarko Petroleum Corp.	$11,656
270	Apache Corp.	8,886
600	Chesapeake Energy Corp.(a)	1,746
525	Denbury Resources, Inc.(a)	1,171
88	EQT Corp.	1,800
81	Green Plains, Inc.	1,407
46	Hess Corp.	2,949
103	Noble Energy, Inc.	2,787
37	ONEOK, Inc.	2,513
27	Valero Energy Corp.	2,448
53	World Fuel Services Corp.	1,635

		38,998

	Paper & Forest Products – 0.1%
35	Domtar Corp.	1,712
63	Louisiana-Pacific Corp.	1,578

		3,290

	Personal Products – 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	515

	Pharmaceuticals – 0.7%
2	Allergan PLC	294
16	Bristol-Myers Squibb Co.	743
45	Catalent, Inc.(a)	2,017
13	Eli Lilly & Co.	1,522
51	Medicines Co. (The)(a)	1,630
71	Merck & Co., Inc.	5,588
67	Novartis AG, Sponsored ADR	5,509
237	Novo Nordisk AS, Sponsored ADR	11,615
14	Perrigo Co. PLC	671
74	Pfizer, Inc.	3,005
23	Supernus Pharmaceuticals, Inc.(a)	845

		33,439

	Professional Services – 0.2%
37	Exponent, Inc.	2,095
14	Insperity, Inc.	1,674
38	Korn Ferry	1,787
23	ManpowerGroup, Inc.	2,209
41	Nielsen Holdings PLC	1,046

		8,811

	Real Estate Management & Development – 0.1%
14	CBRE Group, Inc., Class A(a)	729
19	Jones Lang LaSalle, Inc.	2,937

		3,666

	REITs - Apartments – 0.2%
69	American Campus Communities, Inc.	3,257
3	AvalonBay Communities, Inc.	603

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
46	Camden Property Trust	$4,630
8	Equity Residential	611
4	Essex Property Trust, Inc.	1,130
4	Mid-America Apartment Communities, Inc.	437

		10,668

	REITs - Diversified – 0.1%
5	Crown Castle International Corp.	629
9	Digital Realty Trust, Inc.	1,059
1	Equinix, Inc.	455
59	Weyerhaeuser Co.	1,581

		3,724

	REITs - Health Care – 0.1%
24	Ventas, Inc.	1,466
47	Welltower, Inc.	3,503

		4,969

	REITs - Hotels – 0.0%
91	Host Hotels & Resorts, Inc.	1,751

	REITs - Office Property – 0.3%
12	Boston Properties, Inc.	1,652
104	Corporate Office Properties Trust	2,900
118	Douglas Emmett, Inc.	4,860
157	Easterly Government Properties, Inc.	2,826
52	Kilroy Realty Corp.	3,999

		16,237

	REITs - Regional Malls – 0.0%
7	Macerich Co. (The)	281
9	Simon Property Group, Inc.	1,563

		1,844

	REITs - Storage – 0.0%
29	Iron Mountain, Inc.	942
2	Public Storage	442

		1,384

	REITs - Warehouse/Industrials – 0.1%
33	CyrusOne, Inc.	1,838
85	Liberty Property Trust	4,219

		6,057

	Road & Rail – 0.3%
30	Genesee & Wyoming, Inc., Class A(a)	2,659
18	Kansas City Southern	2,217
26	Norfolk Southern Corp.	5,304
30	Ryder System, Inc.	1,890
18	Union Pacific Corp.	3,187

		15,257

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 1.5%
15	Advanced Micro Devices, Inc.(a)	$414
58	Applied Materials, Inc.	2,556
43	Brooks Automation, Inc.	1,613
21	Cabot Microelectronics Corp.	2,651
39	Cirrus Logic, Inc.(a)	1,856
29	Cree, Inc.(a)	1,917
65	First Solar, Inc.(a)	3,999
293	Intel Corp.	14,955
79	NVIDIA Corp.	14,299
190	QUALCOMM, Inc.	16,365
30	Silicon Laboratories, Inc.(a)	3,230
73	Texas Instruments, Inc.	8,601

		72,456

	Software – 1.7%
6	Adobe, Inc.(a)	1,736
132	Autodesk, Inc.(a)	23,524
23	Blackbaud, Inc.	1,824
32	Bottomline Technologies, Inc.(a)	1,618
11	Fair Isaac Corp.(a)	3,077
18	LogMeIn, Inc.	1,483
120	Microsoft Corp.	15,672
461	Oracle Corp.	25,507
28	PTC, Inc.(a)	2,533
20	Qualys, Inc.(a)	1,805
8	Ultimate Software Group, Inc. (The)(a)	2,645

		81,424

	Specialty Retail – 0.4%
28	Aaron’s, Inc.	1,559
70	American Eagle Outfitters, Inc.	1,665
25	Asbury Automotive Group, Inc.(a)	2,005
9	Best Buy Co., Inc.	670
13	Five Below, Inc.(a)	1,903
22	Home Depot, Inc. (The)	4,481
18	Lithia Motors, Inc., Class A	2,043
17	Lowe’s Cos., Inc.	1,923
19	Monro, Inc.	1,593
13	Tiffany & Co.	1,402
25	Williams-Sonoma, Inc.	1,429

		20,673

	Technology Hardware, Storage & Peripherals – 1.0%
196	Apple, Inc.	39,331
195	Hewlett Packard Enterprise Co.	3,083
137	HP, Inc.	2,733
66	NCR Corp.(a)	1,911
12	NetApp, Inc.	874
8	Seagate Technology PLC	386
6	Western Digital Corp.	307

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – continued
49	Xerox Corp.	$1,635

		50,260

	Textiles, Apparel & Luxury Goods – 0.4%
15	Deckers Outdoor Corp.(a)	2,373
18	Hanesbrands, Inc.	325
17	NIKE, Inc., Class B	1,493
4	PVH Corp.	516
550	Under Armour, Inc., Class A(a)	12,700
60	Wolverine World Wide, Inc.	2,209

		19,616

	Thrifts & Mortgage Finance – 0.1%
227	New York Community Bancorp, Inc.	2,640

	Trading Companies & Distributors – 0.1%
30	Fastenal Co.	2,117
19	GATX Corp.	1,465
12	United Rentals, Inc.(a)	1,691
6	W.W. Grainger, Inc.	1,692

		6,965

	Water Utilities – 0.1%
43	American Water Works Co., Inc.	4,652
64	Aqua America, Inc.	2,500

		7,152

	Total Common Stocks (Identified Cost $1,648,634)	1,688,204

Principal Amount
Bonds and Notes – 18.2%
	Automotive – 0.3%
$ 8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	7,997
8,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	7,995

		15,992

	Banking – 2.8%
8,000	American Express Co., 3.700%, 8/03/2023	8,223
8,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	8,024
8,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	7,872
8,000	Bank of New York Mellon Corp. (The), Series 10YR, MTN, 3.650%, 2/04/2024	8,264
9,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	9,149
9,000	Capital One Financial Corp., 3.300%, 10/30/2024	8,989

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 8,000	Citigroup, Inc., 4.600%, 3/09/2026	$8,417
4,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	3,971
8,000	Goldman Sachs Group, Inc. (The), 4.000%, 3/03/2024	8,271
8,000	HSBC Holdings PLC, 5.100%, 4/05/2021	8,336
8,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,002
8,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	8,275
8,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	7,973
8,000	Santander UK PLC, 2.375%, 3/16/2020	7,973
8,000	SunTrust Bank, 2.250%, 1/31/2020	7,971
8,000	Wells Fargo & Co., MTN, 3.300%, 9/09/2024	8,083
9,000	Westpac Banking Corp., 2.750%, 1/11/2023	8,947

		136,740

	Cable Satellite – 0.2%
8,000	Comcast Corp., 3.000%, 2/01/2024	8,039

	Construction Machinery – 0.2%
8,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	8,015

	Consumer Cyclical Services – 0.2%
8,000	eBay, Inc., 3.800%, 3/09/2022	8,194

	Electric – 0.4%
9,000	Duke Energy Corp., 3.750%, 4/15/2024	9,290
8,000	Virginia Electric & Power Co., Series A, 3.800%, 4/01/2028	8,307

		17,597

	Financial Other – 0.2%
8,000	ORIX Corp., 2.900%, 7/18/2022	7,992

	Food & Beverage – 0.2%
9,000	General Mills, Inc., 4.000%, 4/17/2025	9,364

	Government Owned - No Guarantee – 0.6%
20,000	Federal National Mortgage Association, 6.625%, 11/15/2030	27,447

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Health Insurance – 0.4%
$ 8,000	Anthem, Inc., 4.101%, 3/01/2028	$8,183
8,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	9,766

		17,949

	Healthcare – 0.5%
8,000	CVS Health Corp., 3.875%, 7/20/2025	8,049
8,000	Express Scripts Holding Co., 4.500%, 2/25/2026	8,362
8,000	McKesson Corp., 3.950%, 2/16/2028	7,971

		24,382

	Independent Energy – 0.1%
8,000	EQT Corp., 3.000%, 10/01/2022	7,861

	Integrated Energy – 0.5%
8,000	BP Capital Markets PLC, 3.814%, 2/10/2024	8,312
8,000	Chevron Corp., 1.961%, 3/03/2020	7,956
8,000	Shell International Finance BV, 6.375%, 12/15/2038	10,668

		26,936

	Life Insurance – 0.2%
8,000	American International Group, Inc., 4.125%, 2/15/2024	8,352

	Media Entertainment – 0.4%
8,000	Viacom, Inc., 6.875%, 4/30/2036	9,420
8,000	Warner Media LLC, 3.875%, 1/15/2026	8,143

		17,563

	Midstream – 0.5%
9,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	9,141
8,000	Enterprise Products Operating LLC, 2.550%, 10/15/2019	7,988
8,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	8,288

		25,417

	Oil Field Services – 0.2%
8,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	7,971

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Pharmaceuticals – 0.3%
$ 8,000	AbbVie, Inc., 3.600%, 5/14/2025	$8,047
8,000	Amgen, Inc., 2.650%, 5/11/2022	7,959

		16,006

	Railroads – 0.1%
8,000	CSX Corp., 2.600%, 11/01/2026	7,653

	Restaurants – 0.2%
8,000	Starbucks Corp., 3.800%, 8/15/2025	8,296

	Technology – 0.8%
9,000	Apple, Inc., 2.500%, 2/09/2025	8,821
8,000	International Business Machines Corp., 4.000%, 6/20/2042	7,835
8,000	Oracle Corp., 2.950%, 5/15/2025	7,963
8,000	QUALCOMM, Inc., 3.450%, 5/20/2025	8,146
9,000	VMware, Inc., 2.950%, 8/21/2022	8,957

		41,722

	Treasuries – 8.5%
4,000	U.S. Treasury Bond, 2.500%, 5/15/2046	3,675
18,000	U.S. Treasury Bond, 2.875%, 11/15/2046	17,812
30,000	U.S. Treasury Bond, 3.000%, 5/15/2045	30,443
8,000	U.S. Treasury Bond, 3.000%, 2/15/2048	8,090
8,000	U.S. Treasury Bond, 4.250%, 11/15/2040	9,843
8,000	U.S. Treasury Bond, 4.375%, 5/15/2041	10,017
12,000	U.S. Treasury Bond, 5.250%, 2/15/2029	14,842
24,000	U.S. Treasury Note, 1.125%, 12/31/2019	23,788
45,000	U.S. Treasury Note, 1.125%, 4/30/2020	44,441
15,000	U.S. Treasury Note, 1.125%, 9/30/2021	14,611
31,000	U.S. Treasury Note, 1.625%, 8/31/2022	30,378
36,000	U.S. Treasury Note, 1.750%, 5/15/2023	35,277
9,000	U.S. Treasury Note, 2.000%, 11/15/2026	8,736

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$ 13,000	U.S. Treasury Note, 2.125%, 12/31/2022	$12,941
55,000	U.S. Treasury Note, 2.250%, 11/15/2025	54,553
11,000	U.S. Treasury Note, 2.250%, 11/15/2027	10,812
34,000	U.S. Treasury Note, 2.625%, 12/31/2023	34,513
10,000	U.S. Treasury Note, 2.625%, 2/15/2029	10,102
26,000	U.S. Treasury Note, 2.750%, 7/31/2023	26,500
9,000	U.S. Treasury Note, 2.875%, 9/30/2023	9,224

		410,598

	Wireless – 0.2%
8,000	Vodafone Group PLC, 6.150%, 2/27/2037	9,089

	Wirelines – 0.2%
8,000	AT&T, Inc., 3.400%, 5/15/2025	8,036

	Total Bonds and Notes (Identified Cost $878,546)	877,211

Shares
Exchange-Traded Funds – 8.4%
4,453	iShares® ESG MSCI EAFE ETF	290,158
3,379	iShares® ESG MSCI Emerging Markets ETF	117,589

	Total Exchange-Traded Funds (Identified Cost $382,483)	407,747

Affiliated Mutual Funds – 49.2%
45,846	Loomis Sayles Inflation Protected Securities Fund, Class N	475,419
57,492	Loomis Sayles Limited Term Government and Agency Fund, Class N	646,207
63,836	Mirova Global Green Bond Fund, Class N	645,381
53,376	Mirova International Sustainable Equity Fund, Class N	611,151

	Total Affiliated Mutual Funds (Identified Cost $2,351,042)	2,378,158

	Total Investments – 110.7% (Identified Cost $5,260,705)	5,351,320
	Other assets less liabilities – (10.7)%	(517,697)

	Net Assets – 100.0%	$4,833,623

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2019, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$319,741	$148,126	$16	$—	$7,568	$475,419	$—
Loomis Sayles Limited Term Government and Agency Fund, Class N	498,471	146,319	—	—	1,417	646,207	3,176
Mirova Global Green Bond Fund, Class N	1,232,393	44,133	663,330	7,808	24,377	645,381	5,036
Mirova International Sustainable Equity Fund, Class N	184,465	411,467	1,319	129	16,409	611,151	241

	$2,235,070	$750,045	$664,665	$7,937	$49,771	$2,378,158	$8,453

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,688,204	$—	$—	$1,688,204
Bonds and Notes*	—	877,211	—	877,211
Exchange-Traded Funds	407,747	—	—	407,747
Affiliated Mutual Funds	2,378,158	—	—	2,378,158

Total	$4,474,109	$877,211	$—	$5,351,320

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2019, there were no transfers among Levels 1, 2 and 3.

Asset Allocation Summary at April 30, 2019 (Unaudited)

Equity	55.9%
Fixed Income	54.8

Total Investments	110.7
Other assets less liabilities	(10.7)

Net Assets	100.0%